361 Managed Futures Strategy Fund

Investor Class (AMFQX)

Class I (AMFZX)

361 Global Managed Futures Strategy Fund

Investor Class (AGFQX)

Class I (AGFZX)

361 Domestic Long/Short Equity Fund

Investor Class (ADMQX)

Class I (ADMZX)

Class Y (ADMWX)

361 Global Long/Short Equity Fund

Investor Class (AGAQX)

Class I (AGAZX)

Class Y (AGAWX)

361 U.S. Small Cap Equity Fund

Investor Class (ASFQX)

Class I (ASFZX)

Class Y (ASFWX)

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated January 14, 2020 to the

Prospectus dated March 1, 2019 and amended, March 13, 2019, as supplemented.

Effective immediately, the following is added under “Purchase of Shares” beginning on page 72 of the Prospectus:

See “Appendix A” for certain information related to purchase of shares through certain brokerage platforms.

Additionally, the following is added as “APPENDIX A – CERTAIN INFORMATION RELATED TO PURCHASE OF SHARES THROUGH CERTAIN BROKERAGE PLATFORMS” beginning on page 101 of the Prospectus.

UBS Financial Services, Inc. (“UBS-FS”)

Class I Shares may be available on certain brokerage platforms. An investor transacting in Class I Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Please file this Supplement with your records.